RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,368.7	$ 1,008.5
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,150.2	913.6
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	49.9	28.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	168.6	66.0
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value		19.7
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value		19.7
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	525.1	433.0
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	525.1	433.0
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	131.0	120.0
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	131.0	120.0
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	161.8	135.5
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	161.8	135.5
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	303.5	205.4
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	303.5	205.4
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	21.0
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	21.0
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	6.1
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	6.1
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	49.4	28.9
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	49.4	28.9
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	127.1	55.4
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	127.1	55.4	49.3
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	41.5	10.6
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	41.5	10.6	3.1
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	2.2
U.S. Pension and Postretirement Health Care Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	1.7
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.5
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	612.6	318.5	299.4
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	510.9	250.1
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	101.7	68.4
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	6.7	1.9
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	6.7	1.9
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	248.0	123.7
International Pension Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	248.0	123.7
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	154.1	77.2
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	153.9	77.2
International Pension Benefits | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.2
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	102.3	47.3
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	102.3	47.3
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	9.0	12.3
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	9.0	12.3
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	92.5	56.1
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 92.5	$ 56.1